Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio - Government Money Market Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period ? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10, 0 00 investment
Class 1	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Net Assets	$ 510,325,426
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,582,379
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 510,325,426
Total number of portfolio holdings	39
Management services fees (represents 0.31% of Fund average net assets)	$ 1,582,379

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
n
g
s
Tri-party RBC Dominion Securities, Inc. 01/02/2025 4.450%	8.8%
Tri-party TD Securities (USA) LLC 01/02/2025 4.450%	7.9%
Federal Home Loan Mortgage Corp. Discount Notes 01/07/2025 3.950%	5.4%
U.S. Treasury Bills 02/11/2025 4.370%	4.9%
Federal Home Loan Banks 03/14/2025 4.300%	4.8%
Federal National Mortgage Association 08/21/2026 4.690%	3.9%
U.S. Treasury Bills 01/07/2025 3.880%	3.9%
Federal Home Loan Banks Discount Notes 01/02/2025 2.310%	3.0%
Federal Agricultural Mortgage Corp. 02/06/2025 4.520%	2.9%
U.S. Treasury Bills 01/02/2025 2.270%	2.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdi
n
g
s
Tri-party RBC Dominion Securities, Inc. 01/02/2025 4.450%	8.8%
Tri-party TD Securities (USA) LLC 01/02/2025 4.450%	7.9%
Federal Home Loan Mortgage Corp. Discount Notes 01/07/2025 3.950%	5.4%
U.S. Treasury Bills 02/11/2025 4.370%	4.9%
Federal Home Loan Banks 03/14/2025 4.300%	4.8%
Federal National Mortgage Association 08/21/2026 4.690%	3.9%
U.S. Treasury Bills 01/07/2025 3.880%	3.9%
Federal Home Loan Banks Discount Notes 01/02/2025 2.310%	3.0%
Federal Agricultural Mortgage Corp. 02/06/2025 4.520%	2.9%
U.S. Treasury Bills 01/02/2025 2.270%	2.9%

Columbia Variable Portfolio - Government Money Market Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Net Assets	$ 510,325,426
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,582,379
Additional Fund Statistics [Text Block]	Key Fund Statis t ics
Fund net assets	$ 510,325,426
Total number of portfolio holdings	39
Management services fees (represents 0.31% of Fund average net assets)	$ 1,582,379

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 01/02/2025 4.450%	8.8%
Tri-party TD Securities (USA) LLC 01/02/2025 4.450%	7.9%
Federal Home Loan Mortgage Corp. Discount Notes 01/07/2025 3.950%	5.4%
U.S. Treasury Bills 02/11/2025 4.370%	4.9%
Federal Home Loan Banks 03/14/2025 4.300%	4.8%
Federal National Mortgage Association 08/21/2026 4.690%	3.9%
U.S. Treasury Bills 01/07/2025 3.880%	3.9%
Federal Home Loan Banks Discount Notes 01/02/2025 2.310%	3.0%
Federal Agricultural Mortgage Corp. 02/06/2025 4.520%	2.9%
U.S. Treasury Bills 01/02/2025 2.270%	2.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 01/02/2025 4.450%	8.8%
Tri-party TD Securities (USA) LLC 01/02/2025 4.450%	7.9%
Federal Home Loan Mortgage Corp. Discount Notes 01/07/2025 3.950%	5.4%
U.S. Treasury Bills 02/11/2025 4.370%	4.9%
Federal Home Loan Banks 03/14/2025 4.300%	4.8%
Federal National Mortgage Association 08/21/2026 4.690%	3.9%
U.S. Treasury Bills 01/07/2025 3.880%	3.9%
Federal Home Loan Banks Discount Notes 01/02/2025 2.310%	3.0%
Federal Agricultural Mortgage Corp. 02/06/2025 4.520%	2.9%
U.S. Treasury Bills 01/02/2025 2.270%	2.9%

Columbia Variable Portfolio - Government Money Market Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Net Assets	$ 510,325,426
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,582,379
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 510,325,426
Total number of portfolio holdings	39
Management services fees (represents 0.31% of Fund average net assets)	$ 1,582,379

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 01/02/2025 4.450%	8.8%
Tri-party TD Securities (USA) LLC 01/02/2025 4.450%	7.9%
Federal Home Loan Mortgage Corp. Discount Notes 01/07/2025 3.950%	5.4%
U.S. Treasury Bills 02/11/2025 4.370%	4.9%
Federal Home Loan Banks 03/14/2025 4.300%	4.8%
Federal National Mortgage Association 08/21/2026 4.690%	3.9%
U.S. Treasury Bills 01/07/2025 3.880%	3.9%
Federal Home Loan Banks Discount Notes 01/02/2025 2.310%	3.0%
Federal Agricultural Mortgage Corp. 02/06/2025 4.520%	2.9%
U.S. Treasury Bills 01/02/2025 2.270%	2.9%
Asset
C
ategories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 01/02/2025 4.450%	8.8%
Tri-party TD Securities (USA) LLC 01/02/2025 4.450%	7.9%
Federal Home Loan Mortgage Corp. Discount Notes 01/07/2025 3.950%	5.4%
U.S. Treasury Bills 02/11/2025 4.370%	4.9%
Federal Home Loan Banks 03/14/2025 4.300%	4.8%
Federal National Mortgage Association 08/21/2026 4.690%	3.9%
U.S. Treasury Bills 01/07/2025 3.880%	3.9%
Federal Home Loan Banks Discount Notes 01/02/2025 2.310%	3.0%
Federal Agricultural Mortgage Corp. 02/06/2025 4.520%	2.9%
U.S. Treasury Bills 01/02/2025 2.270%	2.9%